Share Capital - Canopy Growth - Summary of Changes in Omnibus Plan Options (Details)	12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options issued at end of year | shares	32,831,895
Weighted average exercise price at beginning of year	$ 12.95
Weighted average exercise price at end of year	$ 34.10	$ 12.95
Omnibus Plan Employee
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options issued at beginning of year | shares	17,245,835	10,044,112
Options granted | shares	22,145,198	12,832,237
Options exercised | shares	(5,318,923)	(3,912,946)
Options forfeited/cancelled | shares	(2,099,849)	(1,942,001)
Options issued at end of year | shares	32,831,895	17,245,835
Weighted average exercise price at beginning of year	$ 12.95	$ 3.97
Weighted average exercise price - Options granted	51.49	16.50
Weighted average exercise price - Options exercised	11.48	2.82
Weighted average exercise price - Options forfeited/cancelled	55.37	9.32
Weighted average exercise price at end of year	$ 34.10	$ 12.95
Omnibus Plan Employee | R Trees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Replacement options issued as a result of acquisition | shares		224,433
Weighted average exercise price - Replacement options issued as a result of acquisition		$ 3.18
Omnibus Plan Employee | C H I Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Replacement options issued as a result of acquisition | shares	568,005
Weighted average exercise price - Replacement options issued as a result of acquisition	$ 14.98
Omnibus Plan Employee | Hiku Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Replacement options issued as a result of acquisition | shares	291,629
Weighted average exercise price - Replacement options issued as a result of acquisition	$ 10.64